Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Loss before Income Taxes
For the years ended December 31, 2021 and 2020, loss from continuing operations before taxes consists of the following:

	2021	2020
	(In thousands)
U.S. operations	$157,274	$121,621
Foreign operations	11	26
Loss before income taxes	$157,285	$121,647

Schedule of Federal and State Income Tax Provision
The federal and state income tax provision is summarized as follows for the years ended December 31, 2021 and 2020:

	2021	2020
	(In thousands)
Current
Federal	$—	$—
State	6	5
Foreign	—	—
Total current tax expense	6	5
Deferred
Federal	—	—
State	—	—
Foreign	—	—
Total deferred tax expense	—	—
Total tax expense	$6	$5

Schedule of Deferred Tax Assets and Liabilities
The tax effects of significant items comprising the Company’s deferred taxes as of December 31, 2021 and 2020 are as follows:

	2021	2020
	(In thousands)
Deferred tax assets
Accrued employee compensation	$2,736	$2,186
NOLs and capital loss carryforwards	108,205	87,623
Credit carryforwards	110,513	114,986
Equity compensation	4,095	3,961
R&D capitalized costs	50,224	44,051
Start-up costs	40,408	43,836
Other	17,232	137
Total deferred tax assets	$333,413	$296,780
Deferred tax liabilities
Fixed asset basis	$(668)	$(1,876)
Other	(8,240)	(236)
Total deferred tax liabilities	$(8,908)	$(2,112)
Valuation allowance	$(324,505)	$(294,668)
Net deferred taxes	$—	$—

Summary of Tax Credit Carryforwards
Net operating losses and tax credit carryforwards as of December 31, 2021, are as follows:

	Amount	Expiration Years
	(In thousands)
Net operating losses, federal – Expiring	$106,495	2036-2037
Net operating losses, federal – Indefinite	$244,011	Indefinite
Net operating losses, state – Expiring	$495,388	2028-2041
Net operating losses, state – Indefinite	$126	Indefinite
Net operating losses, foreign	$11	Indefinite
Tax credits, federal	$65,076	2025 - 2041
Tax credits, state	$57,516	Indefinite

Summary of Net Operating Losses
Net operating losses and tax credit carryforwards as of December 31, 2021, are as follows:

	Amount	Expiration Years
	(In thousands)
Net operating losses, federal – Expiring	$106,495	2036-2037
Net operating losses, federal – Indefinite	$244,011	Indefinite
Net operating losses, state – Expiring	$495,388	2028-2041
Net operating losses, state – Indefinite	$126	Indefinite
Net operating losses, foreign	$11	Indefinite
Tax credits, federal	$65,076	2025 - 2041
Tax credits, state	$57,516	Indefinite

Schedule of Effective Income Tax Rate Reconciliation	The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate as follows:

	2021	2020
	(In thousands)
Statutory rate	$(33,030)	$(25,518)
State taxes, net of federal benefit	(4,995)	(6,637)
Permanent adjustments	(560)	411
Return to provision	10	—
Other deferred adjustment	5,147	(4)
General business credits	3,599	(8,803)
Change in valuation allowance	29,835	40,556
Income tax expense	$6	$5

Schedule of UncertainTax Benefits

	2021	2020
	(In thousands)
Balance at the beginning of the year	$31,886	$29,448
Increases:
For current year’s tax positions	630	2,438
For prior years’ tax position	20,581	—
Decreases:
For reductions of prior year’s tax positions	(3,470)	—
Gross balance at the end of the year	$49,627	$31,886